CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	[1]
Change in cumulative foreign currency translation adjustment, tax portion	¥ 0	¥ 0	¥ 0
Number of Class A common shares per ADS	2	2

[1]	Each ADS represents two Class A common shares